UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     04/22/10
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        129
                                         --------------
Form 13F Information Table Value Total:  $ 5,998,369
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    30686   367186 SH       Sole                   359016              8170
Aaron's Inc                    COM              002535201     8465   253897 SH       Sole                   239582             14315
Abbott Laboratories            COM              002824100   161285  3061607 SH       Sole                  3012768             48839
Afflilated Managers Group      COM              008252108      312     3955 SH       Sole                     3955
Airtran Holdings Inc.          COM              00949P108    16882  3323153 SH       Sole                  3189303            133850
Alleghany Corp (Delaware)      COM              017175100    13175    45307 SH       Sole                    41299              4009
Alliance Data Systems Corp     COM              018581108    59878   935735 SH       Sole                   904758             30977
Allstate Corp                  COM              020002101    34717  1074484 SH       Sole                   994569             79915
American Express Co.           COM              025816109      574    13915 SH       Sole                    13915
American Italian Pasta         COM              027070101     9636   247895 SH       Sole                   231365             16530
Anadarko Petroleum             COM              032511107   226817  3114329 SH       Sole                  3067651             46678
Analogic Corp                  COM              032657207     2711    63443 SH       Sole                    57030              6413
Apache Corporation             COM              037411105   248060  2443937 SH       Sole                  2409363             34574
Apogee Enterprises             COM              037598109     9998   632363 SH       Sole                   571128             61235
Arch Capital Group Ltd         COM              G0450A105     6173    80958 SH       Sole                    80788               170
Assurant Inc                   COM              04621X108    74005  2152548 SH       Sole                  2076567             75981
Assured Guaranty LTD           COM              G0585R106    97725  4448120 SH       Sole                  4303724            144396
Bank of America Corp.          COM              060505104     1862   104310 SH       Sole                   104310
Bank of New York Mellon Corp   COM              064058100    43578  1411213 SH       Sole                  1380992             30221
Baxter International           COM              071813109   103465  1777749 SH       Sole                  1762459             15290
BB&T Corp.                     COM              054937107     1134    35008 SH       Sole                    35008
BE Aerospace, Inc.             COM              073302101     1406    46175 SH       Sole                    46061               114
Berry Pete Co Cl A             COM              085789105    11846   420668 SH       Sole                   368756             51912
Brinks Company                 COM              109696104    12667   448710 SH       Sole                   406680             42030
Bristol Myers Squibb Co        COM              110122108     5671   212410 SH       Sole                   212410
Callaway Golf Co               COM              131193104    10011  1135058 SH       Sole                   954943            180115
Cimarex Energy Co              COM              171798101    75699  1274821 SH       Sole                  1199237             75584
Cisco Systems                  COM              17275R102    62362  2395781 SH       Sole                  2360596             35185
City National Corp             COM              178566105     4599    85210 SH       Sole                    76236              8974
Cleco Corporation              COM              12561w105    13502   508540 SH       Sole                   454457             54083
Comerica Inc                   COM              200340107      410    10772 SH       Sole                    10772
Conagra Foods Inc              COM              205887102   138795  5536292 SH       Sole                  5340502            195790
Corrections Corp of America    COM              22025Y407    13932   701510 SH       Sole                   642005             59505
CSG Systems International      COM              126349109     5491   261979 SH       Sole                   230951             31028
Del Monte Foods                COM              24522P103    13426   919603 SH       Sole                   814020            105583
Dell Computer                  COM              24702R101    74123  4938223 SH       Sole                  4868648             69575
Denbury Resources, Inc. (DE)   COM              247916208    14738   873598 SH       Sole                   757863            115735
Devon Energy Corp              COM              25179M103   192069  2981047 SH       Sole                  2934681             46366
Discover Financial Services    COM              254709108      436    29270 SH       Sole                    29270
Dominion Resources Inc. /VA    COM              25746U109   156403  3804512 SH       Sole                  3748773             55739
Dover Corp                     COM              260003108   132660  2837649 SH       Sole                  2735903            101746
Energen Corp                   COM              29265N108     1434    30825 SH       Sole                    13535             17290
Energizer Hldgs Inc            COM              29266R108    21006   334699 SH       Sole                   315779             18920
Exterran Holdings Inc.         COM              30225X103    21626   894738 SH       Sole                   844973             49765
First American Corp            COM              318522307    17261   510089 SH       Sole                   468489             41600
First California Financial     COM              319395109      244    92531 SH       Sole                    92531
First Financial Holdings Inc.  COM              320239106     1083    71940 SH       Sole                    71940
First Niagara Financial Group  COM              33582V108     2311   162537 SH       Sole                   161942               595
First of Long Island Corp.     COM              320734106      511    21190 SH       Sole                    21190
Flower Foods Inc               COM              343498101    21380   864192 SH       Sole                   776477             87715
Fluor Corp                     COM              343412102    58862  1265584 SH       Sole                  1226984             38600
Forest Labs                    COM              345838106     3271   104310 SH       Sole                    49085             55225
Forest Oil Corp                COM              346091705     7453   288648 SH       Sole                   264803             23845
Gamestop Corp New Class A      COM              36467w109     1340    61175 SH       Sole                    26050             35125
General Mills Inc              COM              370334104   107684  1521171 SH       Sole                  1496273             24898
Global Sources Ltd.            COM              G39300101     3693   567250 SH       Sole                   501085             66165
Hanover Insurance Group Inc    COM              410867105     5863   134432 SH       Sole                   120676             13756
Hartford Financial Services    COM              416515104      565    19885 SH       Sole                    19885
Hillenbrand Inc.               COM              431571108    10434   474486 SH       Sole                   425456             49030
Horace Mann Edu Corp           COM              440327104    12272   814845 SH       Sole                   749781             65064
Hornbeck Offshore Services     COM              440543106     8136   438147 SH       Sole                   380199             57948
HUB Group Inc - CL A           COM              443320106     9006   321883 SH       Sole                   285204             36679
Huntington Bancshares Inc      COM              446150104    11118  2070429 SH       Sole                  1818914            251515
Illinois Tool Works            COM              452308109   113538  2397336 SH       Sole                  2356248             41088
inVentiv Health Inc.           COM              46122E105     4295   191232 SH       Sole                   190768               464
IStar Financial Inc            COM              45031U101      631   137445 SH       Sole                   136845               600
JAKKS Pacific Inc              COM              47012e106     6807   521590 SH       Sole                   478281             43309
Johnson & Johnson              COM              478160104   113628  1742762 SH       Sole                  1718457             24305
JP Morgan Chase & Co.          COM              46625H100    90696  2026727 SH       Sole                  2004117             22610
K-Swiss                        COM              482686102     6924   661958 SH       Sole                   579019             82939
Kaydon Corp                    COM              486587108     5011   133279 SH       Sole                   117350             15929
Kimberly Clark Corp.           COM              494368103    58445   929468 SH       Sole                   907453             22015
King Pharamaceuticals Inc      COM              495582108    28676  2438444 SH       Sole                  2235324            203120
Kla-Tencor Corporation         COM              482480100   116319  3761949 SH       Sole                  3639396            122553
Lance Inc.                     COM              514606102     9212   398257 SH       Sole                   397302               955
LaSalle Hotel                  COM              517942108     2039    87491 SH       Sole                    87246               245
Leucadia National Corp         COM              527288104    10418   419913 SH       Sole                   418975               938
Lifepoint Hospitals, Inc.      COM              53219L109    13926   378626 SH       Sole                   347119             31507
Liquidity Services Inc         COM              53635B107     1328   115120 SH       Sole                   114845               275
Marsh & McLennan Cos           COM              571748102    47026  1925709 SH       Sole                  1832569             93140
McDonald's Corporation         COM              580135101   116240  1742211 SH       Sole                  1713228             28983
Medtronic Incorporated         COM              585055106   195382  4338919 SH       Sole                  4270366             68553
Merck & Co. Inc. New           COM              58933Y105   111785  2992910 SH       Sole                  2973210             19700
Microsoft Corp.                COM              594918104   144228  4927495 SH       Sole                  4847409             80086
Mid-America Apt Cmntys         COM              59522J103     8268   159642 SH       Sole                   150420              9222
Morgan Stanley                 COM              617446448      594    20290 SH       Sole                    20290
MVC Capital Inc.               COM              553829102      591    43535 SH       Sole                    43535
National Penn Bancshares Inc.  COM              637138108     7290  1056499 SH       Sole                   959389             97110
Newbridge Bancorp              COM              65080T102      183    51512 SH       Sole                    51512
Noble Energy Inc               COM              655044105     6161    84403 SH       Sole                    35407             48996
Occidental Petroleum Corp      COM              674599105   232064  2745021 SH       Sole                  2704338             40683
Old Republic Int'l Corp.       COM              680223104    45769  3609510 SH       Sole                  3398798            210712
Parker Hannifin Corp           COM              701094104   123377  1905734 SH       Sole                  1861838             43896
Pepsico                        COM              713448108   156752  2369280 SH       Sole                  2333775             35505
Pfizer Inc.                    COM              717081103   154933  9034008 SH       Sole                  8980330             53678
PNC Financial Services         COM              693475105     1562    26164 SH       Sole                    26164
Procter & Gamble               COM              742718109   158551  2505936 SH       Sole                  2464045             41891
Prudential Financial           COM              744320102   125223  2069807 SH       Sole                  2036895             32912
Raytheon Company               COM              755111507    77665  1359674 SH       Sole                  1356374              3300
Redwood Trust Inc.             COM              758075402     7492   485834 SH       Sole                   439160             46674
ResCare                        COM              760943100    11800   984133 SH       Sole                   907970             76163
Ruddick Corp                   COM              781258108     5851   184936 SH       Sole                   170605             14331
Saia, Inc.                     COM              78709Y105     6377   459404 SH       Sole                   407329             52075
Southwestern Energy Co         COM              845467109    22509   552787 SH       Sole                   505294             47493
State Street Corp.             COM              857477103      836    18527 SH       Sole                    18527
Steiner Leisure LTD            COM              P8744Y102    17105   385940 SH       Sole                   350557             35383
Steris Corporation             COM              859152100     9141   271563 SH       Sole                   239682             31881
Sterling Bancorp               COM              859158107     1845   183622 SH       Sole                   183342               280
Suntrust Banks                 COM              867914103    82135  3065866 SH       Sole                  3009131             56735
Sysco Corp.                    COM              871829107   119092  4037002 SH       Sole                  3962892             74110
The Hain Celestial Group, Inc. COM              405217100     8778   505930 SH       Sole                   453215             52715
Toro Company                   COM              891092108    11621   236339 SH       Sole                   224943             11396
Transocean LTD                 COM              H8817H100    44090   510417 SH       Sole                   502712              7705
Travelers Companies            COM              89417E109   133938  2483091 SH       Sole                  2444642             38449
Trinity Industries Inc         COM              896522109     8148   408198 SH       Sole                   365914             42284
UGI Corp                       COM              902681105    13211   497776 SH       Sole                   435455             62321
United Fire & Casualty Co      COM              910331107     5902   328090 SH       Sole                   308453             19637
United Technologies            COM              913017109   196669  2671765 SH       Sole                  2645623             26142
UnitedHealth Group Inc         COM              91324P102   129503  3963983 SH       Sole                  3905999             57984
US Bancorp                     COM              902973304    59991  2318061 SH       Sole                  2272100             45961
Verigy Ltd                     COM              Y93691106    32515  2908321 SH       Sole                  2675192            233129
Wal Mart Stores                COM              931142103   111835  2011422 SH       Sole                  1981506             29916
Wells Fargo & Co.              COM              949746101   124486  4000203 SH       Sole                  3949535             50668
WGL Holdings Inc               COM              92924F106    13428   387538 SH       Sole                   341722             45816
Whiting Petroleum Corp.        COM              966387102    17183   212550 SH       Sole                   202836              9714
Wilmington Trust Corp (DE)     COM              971807102     6347   383046 SH       Sole                   382216               830
XTO Energy Inc                 COM              98385X106    81862  1735106 SH       Sole                  1714786             20320
Huntington 8.5% PFD Series A   PFD              446150401     1129     1152 SH       Sole                     1152
Diamond Hill Financial Trends  TR UNIT          25264C101       76 8460.000 SH       Sole                 8460.000